Business Combinations - Post-Acquisition Information (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended		6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Business Acquisition [Line Items]
Transaction expenses				$ 46	$ 2,200				$ 5,000
Adcole
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual								$ 8,096
Net income (loss)								(1,878)
Transaction expenses								$ 2,055
DSS
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual							$ 5,381
Net income (loss)							(1,707)
Transaction expenses							$ 434
MIS
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual						$ 22,061
Net income (loss)						(1,186)
Transaction expenses						$ 4,132
Roccor
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			$ 5,003
Net income (loss)			338
Transaction expenses			$ 1,838
LoadPath
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	$ 245
Net income (loss)	(32)
Transaction expenses	$ 1,485
Oakman
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual									4,531
Net income (loss)									(1,762)
Transaction expenses									657
DPSS
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual									26,678
Net income (loss)									(554)
Transaction expenses									$ 1,605
Techshot
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		$ 1,563
Net income (loss)		(392)
Transaction expenses		$ 1,620